Acquired Intangible Assets, Net (Narrative of Definite-lived intangible assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Intangible Assets, Net [Abstract]
Amortization expenses for intangible assets	$ 10,625,000	$ 4,176,000	$ 1,689,000
Expected Amortization Expense for Intangible Assets:
2015	12,571,000
2016	8,692,000
2017	7,688,000
2018	6,680,000
2019 and after	11,613,000
Impairment loss on definite-lived intangible assets	$ 0	$ 107,000	$ 1,151,000